Average Annual Total Returns - ProShares Decline of the Retail Store ETF	None OneYear	None SinceInception	None InceptionDate	None After Taxes on Distributions OneYear	None After Taxes on Distributions SinceInception	None After Taxes on Distributions InceptionDate	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares SinceInception	None After Taxes on Distributions and Sales of Shares InceptionDate	Solactive-ProShares Bricks and Mortar Retail Store Index OneYear		Solactive-ProShares Bricks and Mortar Retail Store Index SinceInception		Solactive-ProShares Bricks and Mortar Retail Store Index InceptionDate
Total	(8.35%)	(7.28%)		(8.64%)	(7.55%)		(4.93%)	(5.60%)		7.12%	[1]	5.12%	[1]	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. "Since Inception" returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.